Basis of Presentation	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

1. Basis of Presentation

The accompanying unaudited consolidated financial statements presented herein have been prepared in accordance with the instructions to Form 10-Q and do not include all the information and note disclosures required by accounting principles generally accepted in the United States. The consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto contained in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2011 filed with the Securities and Exchange Commission (the “SEC”) on April 16, 2012. In the opinion of management, this interim information includes all material adjustments, which are of a normal and recurring nature, necessary for fair presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Estimates that are particularly susceptible to change include assumptions used in determining the fair value of securities owned and non-readily marketable securities.

The Consolidated Statements of Operations for the three and nine months ended September 30, 2012 and 2011 contains a revised presentation of Net loss per common share and Basic and diluted weighted average common shares outstanding for each period presented as compared to such amounts included on Form 10-Q for the period September 30, 2012 filed on November 14, 2012. The following table describes the revisions:

The revised presentation in the Consolidated Statements of Operations for the three and nine months ended September 30, 2012 and 2011 arises from a revision of the number of shares outstanding as of December 31, 2009, the first date of the Company’s financial statements included in this Amendment No. 8 to Form S-1. Specifically, we reduced the number of shares outstanding as of December 31, 2009 from 44,749,999 to 21,000,000 to accurately reflect the number of shares issued to the owners of the BioZone Labs Group, the accounting acquiror in the reverse merger.

The following reflect the changes made from the form 10-Q for the period September 30, 2012 filed on
November 14, 2012 to the accompanying financial statement being filed with this form S-1/A

	Three months ended September 30, 2011	Nine months ended September 30, 2011

Net loss per common share - originally reported	(0.04)	(0.07)

Basic and diluted weighted average common shares outstanding - originally reported	67,492,714	49,112,016

Net loss per common share - adjusted	(0.04)	(0.10)

Basic and diluted weighted average common shares outstanding - adjusted	67,443,800	36,667,874

The results of operations for the three and nine months ended September 30, 2012, are not necessarily indicative of the results to be expected for the entire year or for any other period.